MARKETABLE SECURITIES - Fair value of the marketable securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Opening balance	$ 16,473
Realized gain on sale of marketable securities	0	$ 0	$ 6,443
Unrealized fair value loss on marketable securities	(9,051)	(174,634)	(108,653)
Ending balance	7,422	16,473
NGE
MARKETABLE SECURITIES
Opening balance	16,473	196,847	334,676
Realized gain on sale of marketable securities	0	0	6,443
Proceeds from sale of marketable securities	0	0	(38,632)
Foreign exchange movements	0	(5,740)	3,013
Unrealized fair value loss on marketable securities	(9,051)	(174,634)	(108,653)
Ending balance	$ 7,422	$ 16,473	$ 196,847